MD&A - Risk management and control - Market Risk (Detail 2) $ in Millions	Dec. 31, 2019 USD ($)
+1 bp
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	$ (25.1)
Additional tier 1 (AT1) capital instruments	5.0
Total including AT1 capital instruments	(20.1)
+1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(3.3)
+1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(0.4)
+1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	0.1
+1 bp | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(20.8)
+1 bp | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(0.8)
Parallel up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5,003.2)	[1]
Additional tier 1 (AT1) capital instruments	954.3	[1]
Total including AT1 capital instruments	(4,048.9)	[1]
Parallel up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(463.1)	[1]
Parallel up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(73.6)	[1]
Parallel up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	8.9	[1]
Parallel up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(4,317.5)	[1]
Parallel up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(157.9)	[1]
Parallel down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	4,315.9	[1]
Additional tier 1 (AT1) capital instruments	(1,024.6)	[1]
Total including AT1 capital instruments	3,291.2	[1]
Parallel down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	519.6	[1]
Parallel down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	79.3	[1]
Parallel down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(23.0)	[1]
Parallel down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	3,570.0	[1]
Parallel down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	169.9	[1]
Steepener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(816.1)	[2]
Additional tier 1 (AT1) capital instruments	(42.2)	[2]
Total including AT1 capital instruments	(858.3)	[2]
Steepener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(235.7)	[2]
Steepener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5.3)	[2]
Steepener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(6.7)	[2]
Steepener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(566.9)	[2]
Steepener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1.4)	[2]
Flattener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(337.2)	[3]
Additional tier 1 (AT1) capital instruments	253.5	[3]
Total including AT1 capital instruments	(83.7)	[3]
Flattener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	143.9	[3]
Flattener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(7.3)	[3]
Flattener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	6.4	[3]
Flattener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(450.5)	[3]
Flattener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(29.8)	[3]
Short-term up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(2,166.0)	[4]
Additional tier 1 (AT1) capital instruments	610.8	[4]
Total including AT1 capital instruments	(1,555.2)	[4]
Short-term up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(44.7)	[4]
Short-term up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(28.0)	[4]
Short-term up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	11.5	[4]
Short-term up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(2,019.7)	[4]
Short-term up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(85.0)	[4]
Short-term down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2,292.0	[5]
Additional tier 1 (AT1) capital instruments	(638.5)	[5]
Total including AT1 capital instruments	1,653.5	[5]
Short-term down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	47.6	[5]
Short-term down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	29.5	[5]
Short-term down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(11.0)	[5]
Short-term down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2,132.4	[5]
Short-term down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	93.5	[5]
UBS AG | +1 bp
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(25.1)
Additional tier 1 (AT1) capital instruments	5.0
Total including AT1 capital instruments	(20.1)
UBS AG | +1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(3.3)
UBS AG | +1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(0.4)
UBS AG | +1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	0.1
UBS AG | +1 bp | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(20.8)
UBS AG | +1 bp | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(0.8)
UBS AG | Parallel up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5,003.2)	[1]
Additional tier 1 (AT1) capital instruments	954.3	[1]
Total including AT1 capital instruments	(4,048.9)	[1]
UBS AG | Parallel up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(463.1)	[1]
UBS AG | Parallel up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(73.6)	[1]
UBS AG | Parallel up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	8.9	[1]
UBS AG | Parallel up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(4,317.5)	[1]
UBS AG | Parallel up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(157.9)	[1]
UBS AG | Parallel down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	4,315.9	[1]
Additional tier 1 (AT1) capital instruments	(1,024.6)	[1]
Total including AT1 capital instruments	3,291.2	[1]
UBS AG | Parallel down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	519.6	[1]
UBS AG | Parallel down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	79.3	[1]
UBS AG | Parallel down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(23.0)	[1]
UBS AG | Parallel down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	3,570.0	[1]
UBS AG | Parallel down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	169.9	[1]
UBS AG | Steepener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(816.1)	[2]
Additional tier 1 (AT1) capital instruments	(42.2)	[2]
Total including AT1 capital instruments	(858.3)	[2]
UBS AG | Steepener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(235.7)	[2]
UBS AG | Steepener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5.3)	[2]
UBS AG | Steepener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(6.7)	[2]
UBS AG | Steepener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(566.9)	[2]
UBS AG | Steepener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1.4)	[2]
UBS AG | Flattener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(337.2)	[3]
Additional tier 1 (AT1) capital instruments	253.5	[3]
Total including AT1 capital instruments	(83.7)	[3]
UBS AG | Flattener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	143.9	[3]
UBS AG | Flattener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(7.3)	[3]
UBS AG | Flattener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	6.4	[3]
UBS AG | Flattener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(450.5)	[3]
UBS AG | Flattener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(29.8)	[3]
UBS AG | Short-term up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(2,166.0)	[4]
Additional tier 1 (AT1) capital instruments	610.8	[4]
Total including AT1 capital instruments	(1,555.2)	[4]
UBS AG | Short-term up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(44.7)	[4]
UBS AG | Short-term up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(28.0)	[4]
UBS AG | Short-term up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	11.5	[4]
UBS AG | Short-term up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(2,019.7)	[4]
UBS AG | Short-term up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(85.0)	[4]
UBS AG | Short-term down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2,292.0	[5]
Additional tier 1 (AT1) capital instruments	(638.5)	[5]
Total including AT1 capital instruments	1,653.5	[5]
UBS AG | Short-term down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	47.6	[5]
UBS AG | Short-term down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	29.5	[5]
UBS AG | Short-term down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(11.0)	[5]
UBS AG | Short-term down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2,132.4	[5]
UBS AG | Short-term down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	$ 93.5	[5]

[1]	Rates across all tenors move by ±150 bps for Swiss franc, ±200 bps for euro and US dollar and ±250 bps for pound sterling
[2]	Short-term rates decrease and long-term rates increase.
[3]	Short-term rates increase and long-term rates decrease.
[4]	Short-term rates increase more than long-term rates.
[5]	Short-term rates decrease more than long-term rates.